Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2024
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
21.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

		As of December 31,
	Note	2023	2024
		$	$
ASSETS
Current assets
Cash and cash equivalents		-	1
Prepaid expenses and other current assets		4,078	25
Amount due from related parties		33,647	42,791

Total current assets		37,725	42,817

Non-current assets
Investments in subsidiaries and Consolidated VIEs		(7,391)	(12,308)

Total non-current assets		(7,391)	(12,308)

Total assets		30,334	30,509

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables		14,634	13,434

Total current liabilities		14,634	13,434

Total liabilities		14,634	13,434

Shareholders’ (deficit) equity
Additional paid-in capital		345,338	330,016
Accumulated deficit		(331,539)	(314,842)
Statutory reserve		1,901	1,901

Total shareholders’ equity (deficit)		15,700	17,075

Total liabilities and shareholders’ equity		30,334	30,509

Condensed statements of operations

	For the years ended December 31,
	2022	2023	2024
	$	$	$
Operating Expenses
General and administrative expenses	(1,653)	(2,045)	(2,325)

Operating loss	(1,653)	(2,045)	(2,325)

Share of (losses) profit of subsidiaries and Consolidated VIEs	(37,208)	(24,876)	19,648

(Loss) income before income taxes	(38,861)	(26,921)	17,323
Income tax expense	-	-	-

Net (loss) income	(38,861)	(26,921)	17,323

Condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2022	2023	2024
	$	$	$
Net (loss) income	(38,861)	(26,921)	17,323
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,456)	(262)	(1,456)
Other comprehensive income (loss), net of tax of nil:
Comprehensive (loss) income	(40,317)	(27,183)	15,867
Comprehensive (loss) income attributable to the Company’s ordinary shareholders	(40,393)	(27,201)	15,791

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024
	$	$	$
Net cash generated from operating activities	-	-	1
Net cash used in investing activities	-	-	-
Net cash generated from (used in) financing activities	-	-	-

Net increase (decrease) in cash and cash equivalent and restricted cash	-	-	1
Cash and cash equivalent and restricted cash at beginning of the year	-	-	-

Cash and cash equivalent and restricted cash at end of the year	-	-	1

Reconciliation of cash and cash equivalents and restricted cash

Cash and cash equivalents at end of the year	-	-	1
Restricted cash at the end of the year	-	-	-
Total cash and cash equivalents and restricted cash at the end of year	-	-	1

(a) Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC Subtopic 323-10, Investment-Equity Method and Joint Ventures, (“ASC 323-10”), and such investments are presented on the balance sheet as “Investment in subsidiaries and Consolidated VIEs” and the share of the subsidiaries’ profit or losses are presented as “Share of profits (losses) of subsidiaries and Consolidated VIEs” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b) Intercompany transactions

The Company had the following related party balances as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	$	$
Amount due from (to) related parties
- Borqs HK	15,695	23,505
- Borqs Beijing	(136)	(158)
- Borqs USA	808	808
- Borqs International	17,280	18,636